Intangible Assets, Intangible Liabilities, and Goodwill - Schedule of Amortization of Intangible Assets and Liabilities (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Impairments for intangibles			$ 0	$ 0	$ 0
Cleco Katrina/Rita right to bill and collect storm recovery charges
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 517,000	$ 4,870,000
Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	64,000	64,000
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Impairments for intangibles			3,234,000	0	0
LTSA
Finite-Lived Intangible Assets [Line Items]
Impairments for intangibles			$ 3,194,000	$ 0	$ 0
Cleco Power | Cleco Katrina/Rita right to bill and collect storm recovery charges
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 517,000	$ 4,870,000